STATEMENTS OF CASH FLOWS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)		$ (27,271,000)
Changes in operating assets and liabilities:
Net cash used in operating activities		(11,812,000)
Cash Flows from Investing Activities:
Net cash used in investing activities		19,273,000
Cash Flows from Financing Activities:
Net cash provided by financing activities		111,000
(Decrease) increase in cash and cash equivalents and restricted cash		7,680,000
Cash, cash equivalents and restricted cash at the beginning of the year		16,174,000
Cash, cash equivalents and restricted cash at the end of the year	$ 16,174,000	23,854,000
CIK 0001822935 Healthcare Capital Corp
Cash Flows from Operating Activities:
Net income (loss)	(1,374)	8,748,246
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrants		(12,192,500)
Transaction costs allocated to warrant liabilities		850,929
Fair Value of Warrant Liability in excess of Purchase Price		680,000
Interest earned on marketable securities held in Trust Account		(16,417)
Changes in operating assets and liabilities:
Accrued expenses	1,374	892,563
Net cash used in operating activities		(1,037,179)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(275,000,000)
Net cash used in investing activities		(275,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		270,200,000
Proceeds from sale of Private Placement Warrants		6,800,000
Proceeds from promissory note - related party	89,854	258
Repayment of promissory note - related party	(89,854)	(90,112)
Payments of offering costs		(316,473)
Net cash provided by financing activities		276,593,673
(Decrease) increase in cash and cash equivalents and restricted cash		556,494
Cash, cash equivalents and restricted cash at the end of the year		556,494
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	50,175
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	$ 25,000
Remeasurement adjustment on redeemable common stock		29,555,398
Deferred underwriting fee payable		10,325,000
Initial classification of warrant liability		22,330,000
Forfeiture of Founder Shares		$ (3)